Incentive Units - Fair Value of Incentive Units Estimated (Detail)	9 Months Ended
Sep. 30, 2014
Exchanged Incentive Units [Member]
Schedule Of Share Based Compensation Valuation Assumptions [Line Items]
Valuation date	Sep. 30, 2014
Dividend yield	0.00%
Expected volatility	21.47%
Risk-free rate	0.90%
Expected life (years)	2 years 8 months 1 day
Subsequent Incentive Units [Member]
Schedule Of Share Based Compensation Valuation Assumptions [Line Items]
Valuation date	Sep. 30, 2014
Dividend yield	0.00%
Expected volatility	21.47%
Risk-free rate	0.90%
Expected life (years)	2 years 8 months 1 day